Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
NET LOSS	$ (2,679)	$ (2,618)	$ (5,964)	$ (5,325)	$ (10,522)	$ (8,685)
Other comprehensive expense, net of tax:
Foreign currency translation adjustments from discontinued operations						(143)
COMPREHENSIVE LOSS					(10,522)	(8,828)
Less: Comprehensive loss attributable to noncontrolling interest	10		18	1	60	3
Less: Comprehensive loss attributable to noncontrolling interest from discontinued operations						7
COMPREHENSIVE LOSS ATTRIBUTABLE TO AGEX COMMON STOCKHOLDERS					$ (10,462)	$ (8,818)
COMPREHENSIVE LOSS ATTRIBUTABLE TO AGEX COMMON STOCKHOLDERS	$ (2,669)	$ (2,618)	$ (5,946)	$ (5,324)